UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Altimeter Capital Management, LLC
     Address:    One International Place
                 Suite 2400
                 Boston, MA 02110

13F File Number: 028-14752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       John J. Kiernan III
     Title:      Chief Compliance Officer
     Phone:      617-340-6142

     Signature, Place, and Date of Signing:
     /s/ John J. Kiernan                Boston,                  August 14,
     III                                Massachusetts            2012
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: 254,388
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names









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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AGILENT TECHNOLOGIES INC      COM            00846U101    2,060    52,500 SH          Sole                52,500
AMAZON.COM INC                COM            023135106    3,425    15,000 SH          Sole                15,000
AMERISTAR CASINOS INC         COM            03070Q101    5,331   300,000 SH          Sole               300,000
ATMEL CORP                    COM            049513104      670   100,000 SH          Sole               100,000
AVIS BUDGET GROUP INC         COM            053774105   20,793 1,367,966 SH          Sole             1,367,966
CALLIDUS SOFTWARE INC         COM            13123E500      602   120,947 SH          Sole               120,947
CARBONITE INC                 COM            141337105      626    70,000 SH          Sole                70,000
DELTA AIR LINES INC           COM            247361702   56,933 5,199,357 SH          Sole             5,199,357
ELONG INC                     SPONSORED ADR  290138205      694    61,226 SH          Sole                61,226
EQUINIX INC                   COM            29444U502    1,809    10,300 SH          Sole                10,300
F5 NETWORKS INC               COM            315616102      996    10,000 SH          Sole                10,000
HERTZ GLOBAL HOLDINGS INC     COM            42805T105   18,399 1,437,411 SH          Sole             1,437,411
INTERXION HOLDING N.V         SHS            N47279109      453    25,000 SH          Sole                25,000
LINKEDIN CORP                 COM CL A       53578A108      531     5,000 SH          Sole                 5,000
MGM RESORTS INTERNATIONAL     COM            552953101    4,464   400,000 SH          Sole               400,000
NETFLIX INC                   COM            64110L106    6,162    90,000 SH          Sole                90,000
OCZ TECHNOLOGY GROUP INC      COM            67086E303    1,537   290,000 SH          Sole               290,000
ORBITZ WORLDWIDE INC          COM            68557K109      405   111,000 SH          Sole               111,000
PENN NATIONAL GAMING INC      COM            707569109    4,768   106,920 SH          Sole               106,920
PRICELINE.COM INC             COM            741503403   12,028    18,100 SH          Sole                18,100
PROSHARES ULTRASHORT          ETF            74347X245      215     5,500 SH          Sole                 5,500
SEMICONDUCTOR
QUALCOMM INC                  COM            747525103    2,227    40,000 SH          Sole                40,000
REALPAGE INC                  COM            75606N109    1,860    80,300 SH          Sole                80,300
ROYAL CARIBBEAN CRUISES LTD   COM            V7780T103   37,580 1,443,700 SH          Sole             1,443,700
SHUTTERFLY INC                COM            82568P304    3,373   109,900 SH          Sole               109,900
UNITED CONTINENTAL HOLDINGS   COM            910047109   35,438 1,406,553 SH          Sole             1,406,553
US AIRWAYS GROUP INC          COM            90341W108   23,996 1,800,128 SH          Sole             1,800,128
WYNDHAM WORLDWIDE CORP        COM            98310W108    7,014   133,000 SH          Sole               133,000

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